Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Accrued Liabilities

The components of accrued liabilities are presented below:

	December 31,
	2018	2017
	(in thousands)
Accrued capital expenditures	$151,965	$7,252
Accrued production expenses	10,879	—
Accrued general and administrative expenses	7,450	2,696
Other	6,200	297

Total accrued liabilities	$176,494	$10,245

Schedules of Major Customers

For the years ended December 31, 2018, 2017, and 2016, the Company had the following major customers that exceeded 10% of total oil, natural gas and NGL revenues:

	Years Ended December 31,
	2018	2017	2016
Coffeyville Resources Refining & Marketing LLC	31%	*	*
Sunoco Inc.	18%	40%	55%
Blue Mountain Midstream LLC	15%	*	*
EnLink Oklahoma Gas Processing, LP	13%	39%	31%

*	Revenue from customer was less than 10% in this period.